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                           AMERICAN PERFORMANCE FUNDS

                       SUPPLEMENT DATED OCTOBER 19, 2001

 TO THE INSTITUTIONAL U.S. TREASURY FUND AND INSTITUTIONAL CASH MANAGEMENT FUND
                                   PROSPECTUS

                            DATED DECEMBER 11, 2000

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE PROSPECTUS AND SHOULD BE READ IN CONJUNCTION WITH SUCH PROSPECTUS.

Shares of the Institutional Cash Management Fund are not being offered for sale at this time.

   SHAREHOLDERS SHOULD RETAIN THIS SUPPLEMENT WITH THE PROSPECTUS FOR FUTURE
                                   REFERENCE.

                                   SUPP 1001